Leases (Schedule Of Future Minimum Lease Payments For Capital And Noncancelable Operating Leases) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]
Operating Leased Assets [Line Items]
Operating Leases, 2013		¥ 9,620,000,000
Operating Leases, 2014		9,617,000,000
Operating Leases, 2015		9,582,000,000
Operating Leases, 2016		9,563,000,000
Operating Leases, 2017		9,175,000,000
Operating Leases, 2018 and thereafter		46,832,000,000
Operating Leases, Total minimum lease payments		94,389,000,000
Capital Leases and Financing Obligations, 2013		3,622,000,000
Capital Leases and Financing Obligations, 2014		3,175,000,000
Capital Leases and Financing Obligations, 2015		3,071,000,000
Capital Leases and Financing Obligations, 2016		2,890,000,000
Capital Leases and Financing Obligations, 2017		2,673,000,000
Capital Leases and Financing Obligations, 2018 and thereafter		19,962,000,000
Capital Leases and Financing Obligations, Total minimum lease payments		35,393,000,000
Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)		(8,132,000,000)
Capital leases and noncancelable operating leases, interest rate range					1.25%	9.362%
Present value of net minimum lease payments		27,261,000,000
Less: current portion	(29,906,000)	(2,458,000,000)	(1,783,000,000)
Non-current portion	301,776,000	24,803,000,000	25,516,000,000
Rental expenses for operating leases	$ 222,107,000	¥ 18,255,000,000	¥ 18,438,000,000	¥ 18,763,000,000